Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies.
Commitments and Contingencies

Note 7 - Commitments and Contingencies

Registration and Stockholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued on conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters had a 45-day option from the date of the IPO to purchase up to an additional 6,300,000 Units to cover over-allotments, if any. On April 14, 2021, the Company issued an additional 500,000 Units in connection with the underwriters’ partial exercise of their over-allotment option.

On March 4, 2021 and April 14, 2021, the underwriters were paid a fixed underwriting discount of $8,400,000 and $100,000, respectively. In addition, the underwriters are entitled to a deferred discount of $0.35 per Unit, or $14,875,000 in the aggregate. During the year ended December 31, 2022, the Company wrote off a liability of $4,462,500 of deferred underwriting fees, through the statement of operations, as some underwriters resigned from their role in any potential future Business Combination and thereby waived their entitlement to these fees. The deferred discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Forward Purchase Agreements

On December 6, 2021, the Company entered into Forward Purchase Agreements with certain institutional investors and anchored by Arena Capital Advisors, LLC and Fir Tree Partners (collectively, the “Forward Purchasers”), pursuant to which the Forward Purchasers have agreed, subject to certain conditions, to purchase the following:

●	up to an aggregate of $80,000,000 of unsecured convertible notes of the Company (“Convertible Notes”) immediately prior to the closing of the Company’s Business Combination. The terms of the Convertible Notes, including the terms on which the Convertible Notes will convert into shares of the Company’s Class A common stock, will be negotiated by the Company and the Forward Purchasers, each acting in its sole discretion, prior to the issuance of the Convertible Notes. The aggregate total of up to $80,000,000 from the issuance of the Convertible Notes would be received by the Company upon the closing of the Company’s Business Combination.
●	up to an aggregate of 4,000,000 forward purchase securities of the Company (the “Forward Purchase Securities”) for $10.00 per Forward Purchase Security, or an aggregate total of up to $40,000,000, immediately prior to the Business Combination Closing. Each Forward Purchase Security would consist of one share of Class A common stock issued and sold by the Company and one-sixth of one warrant transferred by the Sponsor for no value, with each whole redeemable warrant exercisable to purchase one share of Class A common stock for $11.50 per share. The aggregate total of up to $40,000,000 from the issuance of the Forward Purchase Securities would be received by the Company upon the closing of the Company’s Business Combination.

The shares of Class A common stock included in the Forward Purchase Securities would have the same terms as the Company’s publicly traded shares of Class A common stock. The warrants included in the Forward Purchase Securities would have the same terms as the private placement warrants held by the Sponsor and would be subject to the terms of the Warrant Agreement, dated March 1, 2021, entered into between the Company and American Stock Transfer & Trust Company, as Warrant Agent, in connection with the Company’s initial public offering (the “Warrant Agreement”).

In addition, under the Forward Purchase Agreements, if the Company determines to raise capital by the private placement of equity securities in connection with the closing of the Company’s Business Combination (the “New Equity Securities”), the Company shall first make an offer to the Forward Purchasers to purchase the securities then offered on the same terms as such New Equity Securities, in an aggregate amount of up to $120,000,000. Any commitment by any Forward Purchaser under any of the Forward Purchase Agreements to purchase New Equity Securities is subject to and conditioned upon the acceptance of the Company’s offer by such Forward Purchaser, following the Company’s notification to such Forward Purchaser of its intention to offer the New Equity Securities.

Pursuant to the Forward Purchase Agreements, the Forward Purchasers will be entitled to registration rights with respect to shares of Class A common stock underlying the Convertible Notes, the shares of Class A common stock and warrants included in the Forward Purchase Securities, and the New Equity Securities.

As of December 31, 2022, there is nothing outstanding on the Convertible Notes and no action has been taken on the Forward Purchase Securities other than the initial contract agreement.